Policyholder Claims and Benefits - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Claims And Benefits Paid [Abstract]
Fair value changes on for account of policyholder financial assets	€ 20,524	€ 15,121	€ (110)
Increase of technical provisions for life insurance contracts	€ 601	€ 2,349	€ 3,410